Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties

Consolidated Balance Sheets	As of December 31, 2015	As of December 31, 2014
Assets:
Hire receivable (c)	$—	$55
Due from related parties	—	55
Advances for vessels under construction (f)	18,172	66,641
Total assets	$18,172	$66,696
Liabilities:
Manager - payments on behalf of the Partnership (a)	$21,264	$16,517
Management fee payable to CSM (b)	890	980
Due to related parties	$22,154	$17,497
Deferred revenue - current (e)	4,253	6,020
Total liabilities	$26,407	$23,517

	For the year ended December 31,
Consolidated Statements of Income	2015	2014	2013
Revenues (c)	$63,731	$72,870	$54,974
Voyage expenses	411	338	314
Vessel operating expenses	11,708	13,315	17,039
General and administrative expenses (d)	2,569	2,996	3,052

Charter Agreements

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2013	09/2014	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2014	09/2015	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2015	08/2016	$14.5 ($14.3)
M/T Axios	1 TC	06/2013	07/2014	$14.8 ($14.6)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1 TC	11/2013	12/2014	$14.3 ($14.1)
M/T Arionas	1.2 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Alkiviadis	1 TC	07/2013	09/2014	$14.3 ($14.1)
M/T Amore Mio II	1 TC	12/2013	04/2015	$17.0 ($16.8)
M/T Amore Mio II	1 to 1.2 TC	04/2015	09/2015	$27.0 ($26.7)
M/T Avax	1 TC	09/2014	06/2015	$14.8 ($14.6)
M/T Akeraios	1.5 TC	07/2013	03/2015	$15.0 ($14.8)
M/T Akeraios	2 TC	03/2015	02/2017	$15.6 ($15.4)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Apostolos	2 TC	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.2 to 1.5 TC	12/2013	06/2015	$14.9 ($14.7)
M/T Anemos I	1 TC	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.5 to 2 TC	12/2013	12/2015	$17.0 ($16.8)
M/T Aristotelis	1.1 to 1.3 TC	12/2015	01/2017	$19.0 ($18.8)
M/T Amoureux	1┼1 TC	10/2011	01/2014	$20.0┼$24.0 ($19.8┼$23.7)
M/T Amoureux	1 TC	01/2014	04/2015	$24.0 ($23.7)
M/T Aias	1┼1 TC	11/2011	12/2013	$20.0┼$24.0 ($19.8┼$23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	04/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2015	12/2015	$15.3 ($15.1)
M/T Miltiadis M II	0.6 TC	09/2015	03/2016	$35.0 ($34.6)
M/T Active	2 TC	04/2015	06/2015	$17.0 ($16.8)
M/T Amadeus	2 TC	06/2015	05/2017	$17.0 ($16.8)